EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Basic and diluted (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders:
Loss from continuing operations attributable to Kennedy-Wilson Holdings, Inc. common shareholders									$ (3,684)		$ (2,741)		$ (1,052)
(Loss) income from discontinued operations, net of income taxes, attributable to Kennedy-Wilson Holdings Inc. common shareholders									(210)		343
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$ 8,861	$ (6,242)	$ (3,161)	$ (3,352)	$ 7,614	$ (6,870)	$ (2,458)	$ (1,027)	$ (3,894)		$ (2,398)		$ (1,052)
Income (loss) from continuing operations attributable to Kennedy-Wilson Holdings, Inc. common shareholders (in dollars per share)									$ (0.07)		$ (0.06)		$ (0.03)
Income from discontinued operations, net of income taxes, attributable to Kennedy-Wilson Holdings Inc. common shareholders (in dollars per share)									$ 0.00		$ 0.01		$ 0.00
Earning per share - basic and diluted (in dollars per share)									$ (0.07)	[1]	$ (0.05)	[1]	$ (0.03)	[1]
Weighted average shares outstanding for basic and diluted loss per share									55,285,833		42,415,770		38,978,272
Potentially Dilutive Securities (in shares)									19,339,021		20,609,591		23,450,734

[1]	EPS amounts may not add due to rounding.